Bank Borrowing - Schedule of Bank Borrowing (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Bank Borrowing [Abstract]
Non-current	RM 32,828	$ 7,769	RM 39,774
Current	13,738	3,251	13,255
Total bank borrowings	RM 46,566	$ 11,020	RM 53,029